Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Jun. 30, 2019	Jun. 27, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,647,655,000		$ 1,708,168,000
Secured vessels loan 192M
Disclosure of detailed information about borrowings [line items]
Face amount	192,000,000
Facility size	57,930,000		79,762,000
Outstanding	$ 57,930,000		79,762,000
Secured vessels loan 192M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels loan 192M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 57,134,000		78,746,000
Secured vessels Revolving loan 148M
Disclosure of detailed information about borrowings [line items]
Face amount	148,000,000
Facility size	133,962,000		147,559,000
Outstanding	$ 20,000,000		105,000,000
Secured vessels Revolving loan 148M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels Revolving loan 148M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 20,000,000		105,000,000
Secured vessels Revolving loan 750M
Disclosure of detailed information about borrowings [line items]
Face amount	750,000,000
Facility size	358,814,000		395,289,000
Outstanding	$ 190,000,000		165,000,000
Secured vessels Revolving loan 750M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels Revolving loan 750M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 187,633,000		162,002,000
Secured vessels Revolving loan 409.5M
Disclosure of detailed information about borrowings [line items]
Face amount	409,500,000.0
Facility size	292,700,000		316,060,000
Outstanding	$ 85,000,000		150,000,000
Secured vessels Revolving loan 409.5M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Secured vessels Revolving loan 409.5M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 82,946,000		147,541,000
Secured vessels loan 27.1M
Disclosure of detailed information about borrowings [line items]
Face amount	27,100,000.0
Facility size	26,233,000		26,459,000
Outstanding	$ 26,233,000		26,459,000
Secured vessels loan 27.1M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.95%
Secured vessels loan 27.1M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 24,620,000		24,711,000
Secured vessels loan 81.4M
Disclosure of detailed information about borrowings [line items]
Face amount	81,400,000.0
Facility size	67,844,000		71,236,000
Outstanding	$ 67,844,000		71,236,000
Secured vessels loan 81.4M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan 81.4M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 67,171,000		70,507,000
Secured vessels loan 69.4M
Disclosure of detailed information about borrowings [line items]
Face amount	69,400,000.0
Facility size	65,949,000		68,263,000
Outstanding	$ 65,949,000		68,263,000
Secured vessels loan 69.4M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan 69.4M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 65,949,000		68,263,000
Secured vessels loan 104.2M
Disclosure of detailed information about borrowings [line items]
Face amount	104,200,000.0
Facility size	97,622,000		101,961,000
Outstanding	$ 97,622,000		101,961,000
Secured vessels loan 104.2M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels loan 104.2M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 96,264,000		100,490,000
Secured vessels loan 89.7M
Disclosure of detailed information about borrowings [line items]
Face amount	89,700,000.0
Facility size	80,877,000		85,295,000
Outstanding	$ 80,877,000		85,295,000
Secured vessels loan 89.7M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.50%
Secured vessels loan 89.7M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 80,877,000		85,295,000
Secured vessels loan 221.4M
Disclosure of detailed information about borrowings [line items]
Face amount	221,400,000.0
Facility size	199,558,000		210,459,000
Outstanding	$ 199,558,000		210,459,000
Secured vessels loan 221.4M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	1.70%
Secured vessels loan 221.4M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 199,558,000		210,459,000
Secured vessels loan 126.8M
Disclosure of detailed information about borrowings [line items]
Face amount	126,800,000.0
Facility size	114,308,000		120,553,000
Outstanding	$ 114,308,000		120,553,000
Secured vessels loan 126.8M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.60%
Secured vessels loan 126.8M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 114,308,000		120,553,000
Secured vessels loan 195.7M
Disclosure of detailed information about borrowings [line items]
Face amount	195,700,000.0
Facility size	181,281,000		188,481,000
Outstanding	$ 181,281,000		188,481,000
Secured vessels loan 195.7M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.75%
Secured vessels loan 195.7M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 181,281,000		188,481,000
Secured vessels Revolving loan 200.0M
Disclosure of detailed information about borrowings [line items]
Face amount	200,000,000.0
Facility size	187,172,000		200,000,000
Outstanding	$ 145,000,000		200,000,000
Secured vessels Revolving loan 200.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.00%
Secured vessels Revolving loan 200.0M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 143,205,000		197,955,000
Secured vessels Revolving loan 100.0M
Disclosure of detailed information about borrowings [line items]
Face amount	100,000,000.0
Facility size	100,000,000	$ 100,000,000.0	0
Outstanding	$ 0		0
Secured vessels Revolving loan 100.0M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.10%
Secured vessels Revolving loan 100.0M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 0		0
Unsecured bank facility 60M
Disclosure of detailed information about borrowings [line items]
Face amount	60,000,000
Facility size	60,000,000		60,000,000
Outstanding	$ 40,000,000		0
Unsecured bank facility 60M | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate	2.25%
Unsecured bank facility 60M | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 40,000,000		0
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	2,024,250,000		2,071,375,000
Outstanding	1,371,602,000		1,572,467,000
Total interest-bearing bank loans | Carrying value
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 1,360,946,000		$ 1,560,002,000